Consolidated Statement of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Loss before income tax	$ (322,944)	$ (590,254)	$ (94,846,338)	$ (2,383,812)
Adjustments for:
- Impairment loss on receivable				44,271
- Prepaid forward purchase agreement written-off	969
- Depreciation of property, plant and equipment	781,394	758,519	1,501,809	1,661,403
- Amortisation of intangible assets	559,340	426,515	853,030	638,849
- Interest income	(3)	(12,002)	(18,308)	(4)
- Interest expense	147,128	158,912	388,717	246,359
- Loss/(gain) on disposal of property, plant and equipment		1,795	12,852	(26,586)
- Listing expense			93,067,324
- Foreign exchange adjustment	(191,391)	312,051	256,558	3,331
Total Adjustments	974,493	1,055,536	1,215,644	183,811
Changes in operating assets and liabilties :
- Trade and other receivables	40,746	(687,016)	(210,649)	(384,221)
- Inventories	(14,498)	153,252	156,967	378,606
- Trade and other payables	(1,043,521)	167,205	1,368,648	1,791,714
- Prepaid forward purchase agreement			969
- Deferred underwriting fees payable			2,753,125
Net cash generated from operating activities	(42,780)	688,977	5,282,766	1,969,910
Cash flows from investing activities
Purchase of property, plant and equipment	(38,697)	(115,334)	(651,044)	(502,677)
Proceeds from disposal of property, plant and equipment		1,352	2,130	29,592
Additions to intangible assets	(653,849)	(633,912)	(1,388,583)	(1,011,193)
Interest received	3	12,002	18,308	4
Net cash used in investing activities	(692,543)	(735,892)	(2,019,189)	(1,484,274)
Changes from financing cash flows:
Proceeds from bank borrowings	747,197	2,246,518	3,596,071
Repayment of bank borrowings	(1,691,453)	(1,831,341)	(3,775,481)	(1,537,495)
Shares issuance	2,459,675	753,590	754,448	1,600,000
Repayment of underwriting fees	(600,000)
Settlement of Promissory Note			(3,150,000)
Repayments of lease liabilities	(143,228)	(57,718)	(185,536)	(186,397)
Interest paid	(147,128)	(158,912)	(388,717)	(246,359)
Net cash used in financing activities	625,063	952,137	(3,149,215)	(370,251)
Net increase in cash and bank balances	(110,260)	905,222	114,362	115,385
Cash and cash equivalents
Beginning of the financial year	366,761	252,399	252,399	137,014
End of the financial year	256,501	1,157,621	366,761	252,399
Beginning balance	7,945,285	8,055,976	8,055,976	8,497,789
Changes from financing cash flows:
Repayment of bank loans	(1,691,453)		(3,775,481)	(1,537,495)
Principal element of lease payments	(143,228)		(185,536)	(186,397)
Borrowing cost paid	(147,128)		(388,717)	(246,359)
Total change from financing cash flows	(1,234,612)		(753,663)	(1,970,251)
Other changes:
Exchange adjustments	(183,656)		246,025	(14,739)
Lease modification			8,230	1,296,818
Interest expenses	147,128		388,717	246,359
Total other changes	(36,528)		642,972	1,528,438
Ending balance	6,674,145		7,945,285	8,055,976
Lease liabilities [member]
Adjustments for:
- Interest expense	26,129	28,492	55,934	28,559
Changes from financing cash flows:
Proceeds from bank borrowings
Cash and cash equivalents
Beginning balance	2,166,806	2,257,335	2,257,335	1,150,764
Changes from financing cash flows:
Repayment of bank loans
Principal element of lease payments	(143,228)		(185,536)	(186,397)
Borrowing cost paid	(26,129)		(55,934)	(28,558)
Total change from financing cash flows	(169,357)		(241,470)	(214,955)
Other changes:
Exchange adjustments	(21,719)		86,777	(3,850)
Lease modification			8,230	1,296,818
Interest expenses	26,129		55,934	28,558
Total other changes	4,410		150,941	1,321,526
Ending balance	2,001,859		2,166,806	2,257,335
Long-term borrowings [member]
Changes from financing cash flows:
Proceeds from bank borrowings	747,197		3,596,071
Cash and cash equivalents
Beginning balance	5,778,479	$ 5,798,641	5,798,641	7,347,025
Changes from financing cash flows:
Repayment of bank loans	(1,691,453)		(3,775,481)	(1,537,495)
Principal element of lease payments
Borrowing cost paid	(120,999)		(332,783)	(217,801)
Total change from financing cash flows	(1,065,255)		(512,193)	(1,755,296)
Other changes:
Exchange adjustments	(161,937)		159,248	(10,889)
Lease modification
Interest expenses	120,999		332,783	217,801
Total other changes	(40,938)		492,031	206,912
Ending balance	$ 4,672,286		$ 5,778,479	$ 5,798,641